STATEMENT OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) shares
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Formation costs | $	$ 732
Other income/(expense):
Net loss | $	$ (732)
Basic and diluted weighted average shares outstanding, Class B(1) | shares	5,000,000
Basic and diluted net loss per share, Class B | shares	0.00